Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Income Taxes
Income Taxes

Note 10.Income Taxes

The Company utilized the discrete method for estimating its interim income tax provision. During the three months ended March 31, 2025 and 2024, the Company recorded an income tax provision of $88,327 and $64,703, respectively, and our effective tax rate was (661.36)% and 19.83%, respectively. The effective tax rate differs from the Federal statutory tax rate of 21% due to changes in the fair value of warrant liabilities and valuation allowance on the deferred tax assets. The income tax provision of $88,327 for the three months ended March 31, 2025 includes a return to provision adjustment of $35,014.

The Company has evaluated the positive and negative evidence bearing upon its ability to realize its deferred tax assets, which primarily consist of capitalized startup costs. The Company considered the history of cumulative net losses, estimated future taxable income and prudent and feasible tax planning strategies, and has concluded that it is more likely than not that the Company will not realize the benefits of its deferred tax assets. As such, the Company recorded a full valuation allowance against net deferred tax assets as of March 31, 2025.

Note 10.Income Taxes

The Company’s net deferred tax assets at December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
Deferred tax assets:
Capitalized start-up costs	$1,276,291	$877,440
Net operating loss carryforward	56,503	39,845
Total deferred tax assets	1,332,794	917,285
Valuation allowance	(1,332,345)	(861,760)
Net deferred tax assets	449	55,525

Deferred tax liabilities:
Accrued dividends on marketable securities held in Trust Account	(449)	(55,525)
Total deferred tax liabilities	(449)	(55,525)
Net deferred tax assets (liabilities)	$—	$—

The income tax provision for the years ended December 31, 2024 and 2023 consists of the following:

	December 31,
	2024	2023
Current expense (benefit)
Federal	$152,466	$1,319,280
State	—	—
Deferred expense (benefit)
Federal	(340,644)	(457,790)
State	(129,941)	(192,083)
Change in Valuation Allowance	470,585	649,873
Income tax provision	$152,466	$1,319,280

As of December 31, 2024 and 2023, the Company has federal net operating loss carryforwards of $0 and $0, respectively, that may be carried forward indefinitely. As of December 31, 2024 and 2023, the Company has gross state net operating loss carryforwards of $809,078 and $570,536, respectively, which begin to expire in 2041.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2024 and 2023, the change in the valuation allowance was $470,585 and $649,873, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2024 and 2023 is as follows:

	December 31,
	2024	2023
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	2.62%	(4.74)%
Change in fair value of warrant liabilities	(17.20)%	0.28%
Change in valuation allowance	(9.50)%	16.05%
Income tax provision	(3.08)%	32.59

The Company’s effective tax rates for the periods presented differ from the expected (statutory) rates due to changes in fair value in warrants and the recording of full valuation allowances on deferred tax assets.

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns for the years ended December 31, 2024 and 2023 remain open and subject to examination. The Company considers Delaware to be a significant state tax jurisdiction.